SHARE-BASED COMPENSATION - Additional Information Concerning Outstanding Options (Details) - $ / shares shares in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016	Nov. 01, 2015	Nov. 02, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, number of options	336	508	1,904	1,948
Options outstanding, weighted average remaining life (in years)	3 years 255 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 11.06	$ 10.24	$ 9.85	$ 11.05
Options exercisable, number of options	319
Options exercisable, weighted average exercise price (in dollars per share)	$ 10.79
Stock Option 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, number of options	310
Options outstanding, weighted average remaining life (in years)	3 years 131 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 10.59
Options exercisable, number of options	310
Options exercisable, weighted average exercise price (in dollars per share)	$ 10.59
Stock Option 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, number of options	26
Options outstanding, weighted average remaining life (in years)	7 years 292 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 16.66
Options exercisable, number of options	9
Options exercisable, weighted average exercise price (in dollars per share)	$ 17.37